PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Reconciliation of Defined Benefit Obligations and Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in net defined benefit liability (assets) [Abstract]
Current service cost	$ 1,096	$ 1,237	$ 1,122
Interest cost (income)	621	920	1,182
Administration expenses	(422)	(611)	(507)
Funded status – deficit	15,052	14,898
Pension Plans
Reconciliation of changes in net defined benefit liability (assets) [Abstract]
Current service cost	1,036	1,193	1,076
Interest cost (income)	515	814	1,071
Actuarial (gains) losses from demographic assumptions	(542)	(163)	(1,052)
Actuarial losses (gains) from financial assumptions	10,924	(5,186)	3,989
Experience losses (gains)	692	266	2,077
Return on plan assets (excluding amounts included in net interest expense)	11,789	(2,369)	5,591
Administration expenses	(422)	(611)	(507)
Funded status – deficit	12,145	12,118
Pension Plans | Defined benefit obligations
Reconciliation of changes in net defined benefit liability (assets) [Abstract]
Net defined benefit liability (asset)	80,696	86,462
Current service cost	1,036	1,193
Interest cost (income)	3,228	3,031
Benefits paid	(5,476)	(3,701)
Actuarial (gains) losses from demographic assumptions	(542)	(163)
Actuarial losses (gains) from financial assumptions	10,924	(5,186)
Experience losses (gains)	692	266
Foreign exchange rate adjustment	590	(1,206)
Net defined benefit liability (asset)	91,148	80,696	86,462
Pension Plans | Fair value of plan assets
Reconciliation of changes in net defined benefit liability (assets) [Abstract]
Net defined benefit liability (asset)	(68,578)	(60,316)
Interest cost (income)	(2,713)	(2,217)
Benefits paid	5,476	3,701
Foreign exchange rate adjustment	(560)	1,079
Return on plan assets (excluding amounts included in net interest expense)	11,789	(2,369)
Contributions by the employer	1,261	13,805
Administration expenses	(422)	(611)
Net defined benefit liability (asset)	(79,003)	(68,578)	(60,316)
Other plans
Reconciliation of changes in net defined benefit liability (assets) [Abstract]
Current service cost	60	44	46
Interest cost (income)	106	106	111
Actuarial (gains) losses from demographic assumptions	17	21	(565)
Actuarial losses (gains) from financial assumptions	209	(210)	133
Experience losses (gains)	(273)	(113)	707
Return on plan assets (excluding amounts included in net interest expense)	0	0	0
Administration expenses	0	0	0
Funded status – deficit	2,907	2,780
Other plans | Defined benefit obligations
Reconciliation of changes in net defined benefit liability (assets) [Abstract]
Net defined benefit liability (asset)	2,780	3,152
Current service cost	60	44
Interest cost (income)	106	106
Benefits paid	(70)	(71)
Actuarial (gains) losses from demographic assumptions	17	21
Actuarial losses (gains) from financial assumptions	209	(210)
Experience losses (gains)	(273)	(113)
Foreign exchange rate adjustment	78	(149)
Net defined benefit liability (asset)	2,907	2,780	3,152
Other plans | Fair value of plan assets
Reconciliation of changes in net defined benefit liability (assets) [Abstract]
Net defined benefit liability (asset)	0	0
Interest cost (income)	0	0
Benefits paid	0	0
Foreign exchange rate adjustment	0	0
Return on plan assets (excluding amounts included in net interest expense)	0	0
Contributions by the employer	0	0
Administration expenses	0	0
Net defined benefit liability (asset)	$ 0	$ 0	$ 0